Accounts receivable (Ageing analysis of accounts receivable and notes receivable based on the invoice date) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	¥ 32,464,259	¥ 29,425,851
Within 1 year [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	31,566,008	28,379,742
Between 1 to 2 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	696,401	833,358
Between 2 to 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	57,667	29,517
Over 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	¥ 144,183	¥ 183,234